Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued liabilities [Abstract]
Accrued liabilities - Accrued liabilities [Text Block]

Philips Group

Accrued liabilities

in millions of EUR

	2022	2023
Personnel-related costs:
- Salaries and wages	490	791
- Accrued holiday entitlements	97	96
- Other personnel-related costs	101	93
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	46	43
Communication and IT costs	64	61
Distribution costs	110	99
Sales-related costs:
- Commission payable	8	12
- Advertising and marketing-related costs	127	133
- Other sales-related costs	20	20
Material-related costs	132	138
Interest-related accruals	71	76
Other accrued liabilities	361	324
Accrued liabilities	1,626	1,887